SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Schedule of Fair Value of the Company's Financial Assets and Liabilities) (Details) (USD $)	Sep. 30, 2014	Dec. 31, 2013
Liabilities
Derivative liability	$ 694,587	$ 0
Level 1 [Member]
Liabilities
Derivative liability	0
Level 2 [Member]
Liabilities
Derivative liability	0
Level 3 [Member]
Liabilities
Derivative liability	694,587
Level 4 [Member]
Liabilities
Derivative liability	$ 694,587